CONVERTIBLE DEBT NET (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2021	Nov. 10, 2021	Nov. 04, 2021	Oct. 22, 2021	Oct. 21, 2021	Oct. 13, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued	100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Number of shares issued value								$ 363,919
Debt instrument face amount								979,950	$ 979,950
Accrued interest								3,724,455	5,474,608
Debt discounts								6,178	$ 0
YA Global Investments, L.P. [Member] | Settlement Agreement [Member]
Number of shares issued						2,225,000,000
Number of shares issued value						$ 5,192,492
Debt instrument face amount						2,715,910
Accrued interest						$ 2,476,582
Coroware, Inc. and Subsidiaries [Member]
Convertible notes payable, net							$ 118,865	6,178
Debt instrument face amount							979,950	979,950
Accrued interest							3,892,551	3,724,455
Debt discounts							$ 118,865	$ 6,178